Taxes Payable and Accrued Taxes	12 Months Ended
Mar. 31, 2023
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Taxes Payable and Accrued Taxes
17.	TAXES PAYABLE AND ACCRUED TAXES

As at,	March 31, 2023	March 31, 2022

The carrying amount of:

Payroll taxes payable	$4.3	$3.7

Sales taxes payable	-	4.2

Carbon tax accrual	8.4	3.1

Income taxes payable (Note 24)	1.7	53.3

	$14.4	$64.3